7 Trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	R$ 4,928,215		R$ 2,535,974
Allowance for doubtful accounts	(173,007)	[1]	(229,323)	[1]	R$ (233,625)
Total	4,755,208		2,306,651
Current assets	4,731,979		2,285,750
Non-current assets	23,229		20,901
Total	4,755,208		2,306,651
Domestic market [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	2,325,075		1,058,226
Domestic market [member] | Third Parties [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	2,304,212		1,049,412
Domestic market [member] | Related Parties [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	20,863		8,814
Foreign market [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	2,603,140		1,477,748
Foreign market [member] | Third Parties [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	R$ 2,603,140		R$ 1,477,748

[1]	Company's expected credit losses are determined based on the following stages: Stage 1 - in this stage, expected credit losses are calculated based on the actual experience of credit loss (write-off) over the last five years, segregating customers in accordance with their Operating Risk. Stage 2 - when there is deterioration in the credit risk, the Company considers receivables that were renegotiated and that could be collected in court, regardless of their maturity. Stage 3 - includes financial assets that have objective evidence of impairment; the trigger for evidence of impairment is the delay, without previous clarification, of more than 180 days.